Other assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Assets

	As at March 31,
	2018		2019
Non-current
Financial asset
Security deposits	₹	1,197	₹	1,436
Other deposits		250		777
Interest receivables		—		1,139
Finance lease receivables		2,739		1,794

	₹	4,186	₹	5,146
Non-Financial asset
Prepaid expenses including rentals for leasehold land	₹	7,602	₹	6,323
Cost to obtain contract		—		4,212
Others		4,468		5,337
Assets reclassified as held for sale		(530)		—

	₹	11,540	₹	15,872

Other non-current assets	₹	15,726	₹	21,018

Current
Financial asset
Security deposits	₹	1,238	₹	1,050
Other deposits		59		33
Due from officers and employees		697		738
Finance lease receivables		2,271		1,618
Interest receivables		491		1,789
Others		2,673		9,383

	₹	7,429	₹	14,611
Non-Financial asset
Prepaid expenses	₹	14,407	₹	12,148
Due from officers and employees		1,175		871
Advance to suppliers		1,819		3,247
Deferred contract costs		3,211		—
Balance with excise, customs and other authorities		3,886		5,543
Cost to obtain contract		—		1,170
Others		50		107
Assets reclassified as held for sale		(1,381)		—

	₹	23,167	₹	23,086

Other current assets	₹	30,596	₹	37,697

Total	₹	46,322	₹	58,715

Summary of Finance Lease Receivables

Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2018		2019		2018		2019
Not later than one year	₹	2,414	₹	1,742	₹	2,271	₹	1,618
Later than one year but not later than five years		2,890		1,813		2,739		1,752
Later than five years		—		44		—		42

Gross investment in lease		5,304		3,599		5,010		3,412
Less: Unearned finance income		(294)		(187)		—		—

Present value of minimum lease payment receivables	₹	5,010	₹	3,412	₹	5,010	₹	3,412

Non-current finance lease receivables						2,739		1,794
Current finance lease receivables						2,271		1,618